Reserve	12 Months Ended
Mar. 31, 2025
Reserve [Abstract]
Reserve
11.	Reserve

Merger reserve

Merger reserve represents the difference the between value of the ordinary shares issued in exchange for the ordinary shares of the subsidiary acquired under business combination under common control.

Capital reserve

Capital reserve represents non-distributable reserve which arose from waiver of inter-company balances in prior years.

Foreign currency translation reserve

Foreign currency translation reserve represents exchange differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.